Short-term Investments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Fair value gain loss recognized on short term investments	$ 15,253	$ 108
Deferred tax liabilities	2,023	15
Yellow Cake [Member]
Statement Line Items [Line Items]
Fair value of investment	0	32,091
Gain realized on sale of common stock	28,925	7,082
Proceeds from short term investments	45,386
Retained earnings, net of tax	4,328	951
Queens Road Capital Investment Ltd [Member]
Statement Line Items [Line Items]
Fair value of investment	9,143	6,249
United States of America, Dollars | Yellow Cake [Member]
Statement Line Items [Line Items]
Option to acquire inventory	2,500	$ 10,000
Maximum aggregate amount of options to aquire inventory	$ 21,250